UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-08673

Dreyfus Investment Portfolios
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	09/30/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Core Value Portfolio
September 30, 2016 (Unaudited)

Common Stocks - 99.7%	Shares		Value ($)
Automobiles & Components - .1%
Goodyear Tire & Rubber	723		23,353
Banks - 10.9%
Bank of America	44,467		695,909
BB&T	5,950		224,434
Citigroup	10,389		490,672
Comerica	4,534		214,549
JPMorgan Chase & Co.	17,608		1,172,517
SunTrust Banks	6,679		292,540
			3,090,621
Capital Goods - 6.7%
General Dynamics	1,273		197,519
Honeywell International	3,551		414,011
Northrop Grumman	654		139,923
Raytheon	5,785		787,512
United Technologies	3,633		369,113
			1,908,078
Consumer Services - .8%
Carnival	4,449		217,200
Diversified Financials - 13.1%
Berkshire Hathaway, Cl. B	6,174	[a]	891,958
Charles Schwab	10,154		320,562
E*TRADE Financial	11,837	[a]	344,693
Goldman Sachs Group	3,175		512,032
Morgan Stanley	16,867		540,756
Raymond James Financial	3,810		221,780
Synchrony Financial	16,087		450,436
Voya Financial	15,675		451,754
			3,733,971
Energy - 14.5%
EOG Resources	8,185		791,571
Halliburton	12,179		546,594
Hess	7,737		414,858
Kinder Morgan	12,814		296,388
Occidental Petroleum	15,586		1,136,531
Phillips 66	5,786	[b]	466,062

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.7% (continued)	Shares		Value ($)
Energy - 14.5% (continued)
Pioneer Natural Resources	2,479		460,226
			4,112,230
Exchange-Traded Funds - .4%
iShares Russell 1000 Value ETF	1,098		115,971
Food, Beverage & Tobacco - 8.4%
Archer-Daniels-Midland	6,562		276,720
Coca-Cola	6,641		281,047
Coca-Cola European Partners	5,325		212,468
ConAgra Foods	8,680		408,915
Kellogg	4,535		351,326
Molson Coors Brewing, Cl. B	5,783		634,973
Mondelez International, Cl. A	4,799		210,676
			2,376,125
Health Care Equipment & Services - 5.3%
Abbott Laboratories	8,331		352,318
Boston Scientific	14,510	[a]	345,338
Humana	956		169,107
Laboratory Corporation of America Holdings	1,330	[a]	182,848
UnitedHealth Group	2,027		283,780
Zimmer Biomet Holdings	1,431		186,059
			1,519,450
Insurance - 5.9%
Allstate	4,036		279,210
Chubb	2,796		351,317
FNF Group	4,505		166,280
Hartford Financial Services Group	7,464		319,608
Prudential Financial	6,913		564,446
			1,680,861
Materials - 4.8%
CF Industries Holdings	8,363		203,639
Dow Chemical	2,602		134,862
Martin Marietta Materials	1,339		239,828
Packaging Corporation of America	3,552		288,636
Vulcan Materials	4,335		493,020
			1,359,985
Media - 3.9%
Omnicom Group	4,126		350,710
Time Warner	7,555		601,454
Viacom, Cl. B	3,889		148,171
			1,100,335

Common Stocks - 99.7% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 5.9%
Bristol-Myers Squibb	2,344		126,388
Eli Lilly & Co.	4,172		334,845
Merck & Co.	10,728		669,534
Pfizer	16,039		543,241
			1,674,008
Real Estate - 1.3%
Communications Sales & Leasing	11,514	[c]	361,655
Retailing - 1.0%
Staples	33,183		283,715
Semiconductors & Semiconductor Equipment - 4.5%
Applied Materials	14,166		427,105
Microchip Technology	8,327	[b]	517,440
Texas Instruments	4,922		345,426
			1,289,971
Software & Services - 4.0%
Alphabet, Cl. A	340	[a]	273,380
eBay	6,946	[a]	228,523
Oracle	10,583		415,700
Teradata	7,302	[a]	226,362
			1,143,965
Technology Hardware & Equipment - 4.4%
Apple	1,814		205,073
Cisco Systems	23,095		732,573
Corning	13,735		324,833
			1,262,479
Telecommunication Services - 1.9%
AT&T	13,070		530,773
Transportation - 1.9%
Delta Air Lines	8,803		346,486
United Continental Holdings	3,719	[a]	195,136
			541,622
Total Common Stocks (cost $23,983,053)			28,326,368
Other Investment - .4%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $119,763)	119,763	[d]	119,763

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 1.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund, Institutional Shares
(cost $351,038)	351,038 [d]	351,038
Total Investments (cost $24,453,854)	101.4%	28,797,169
Liabilities, Less Cash and Receivables	(1.4%)	(387,112)
Net Assets	100.0%	28,410,057

ETF—Exchange-Traded Fund

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At September 30, 2016, the value of the fund’s securities on loan was $978,282 and the value of the collateral held by the fund was $1,003,118, consisting of cash collateral of $351,038 and U.S. Government & Agency securities valued at $652,080.
[c] Investment in real estate investment trust.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Energy	14.5
Diversified Financials	13.1
Banks	10.9
Food, Beverage & Tobacco	8.4
Capital Goods	6.7
Insurance	5.9
Pharmaceuticals, Biotechnology & Life Sciences	5.9
Health Care Equipment & Services	5.3
Materials	4.8
Semiconductors & Semiconductor Equipment	4.5
Technology Hardware & Equipment	4.4
Software & Services	4.0
Media	3.9
Telecommunication Services	1.9
Transportation	1.9
Money Market Investments	1.7
Real Estate	1.3
Retailing	1.0
Consumer Services	.8
Exchange-Traded Funds	.4
Automobiles & Components	.1
101.4

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Core Value Portfolio
September 30, 2016 (Unaudited)

The following is a summary of the inputs used as of September 30, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	28,210,397	-	-	28,210,397
Exchange-Traded Funds	115,971	-	-	115,971
Mutual Funds	470,801	-	-	470,801

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2016, accumulated net unrealized appreciation on investments was $4,343,315, consisting of $4,732,036 gross unrealized appreciation and $388,721 gross unrealized depreciation.

At September 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, MidCap Stock Portfolio
September 30, 2016 (Unaudited)

Common Stocks - 99.5%	Shares		Value ($)
Banks - 4.7%
BancorpSouth	73,670		1,709,144
Cathay General Bancorp	69,395		2,135,978
Commerce Bancshares	4,940		243,344
East West Bancorp	15,465		567,720
First Horizon National	31,460		479,136
Synovus Financial	89,990		2,927,375
			8,062,697
Capital Goods - 12.2%
BWX Technologies	60,210		2,310,258
Curtiss-Wright	29,600		2,696,856
GATX	36,585	[a]	1,629,862
HD Supply Holdings	60,615	[b]	1,938,468
Huntington Ingalls Industries	5,585		856,851
KBR	57,705		873,077
Lennox International	19,915	[a]	3,127,252
Owens Corning	33,990		1,814,726
Spirit AeroSystems Holdings, Cl. A	44,055	[b]	1,962,210
Wabtec	24,740	[a]	2,020,021
Woodward	31,170		1,947,502
			21,177,083
Consumer Durables & Apparel - 5.5%
Brunswick	55,420		2,703,388
Kate Spade & Company	13,700	[b]	234,681
KB Home	78,680		1,268,322
NVR	1,470	[b]	2,410,609
Tempur Sealy International	37,700	[a,b]	2,139,098
TRI Pointe Group	58,805	[b]	775,050
			9,531,148
Consumer Services - 2.5%
Brinker International	39,870	[a]	2,010,644
Darden Restaurants	34,865		2,137,922
Wyndham Worldwide	2,270		152,839
			4,301,405
Diversified Financials - 3.1%
Affiliated Managers Group	13,850	[b]	2,004,095

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.5% (continued)	Shares		Value ($)
Diversified Financials - 3.1% (continued)
CBOE Holdings	11,315		733,778
SEI Investments	57,100		2,604,331
			5,342,204
Energy - 3.2%
CONSOL Energy	48,400		929,280
Dril-Quip	36,210	[b]	2,018,345
World Fuel Services	55,950		2,588,247
			5,535,872
Food & Staples Retailing - 1.3%
Sprouts Farmers Markets	110,980	[a,b]	2,291,737
Food, Beverage & Tobacco - 3.3%
Dean Foods	135,960	[a]	2,229,744
Ingredion	26,450		3,519,437
			5,749,181
Health Care Equipment & Services - 5.7%
Allscripts Healthcare Solutions	181,620	[b]	2,391,935
Hologic	34,925	[b]	1,356,138
Teleflex	18,875		3,171,944
Tenet Healthcare	8,950	[a,b]	202,807
WellCare Health Plans	24,000	[b]	2,810,160
			9,932,984
Insurance - 6.2%
Aspen Insurance Holdings	20,630		961,152
CNO Financial Group	136,360		2,082,217
Hanover Insurance Group	26,295		1,983,169
Old Republic International	124,260		2,189,461
Primerica	41,145	[a]	2,181,919
Reinsurance Group of America	12,945		1,397,283
			10,795,201
Materials - 8.0%
Bemis	18,820		960,008
Cabot	54,295		2,845,601
Celanese, Ser. A	12,900		858,624
Commercial Metals	120,650		1,953,323
PolyOne	34,605		1,169,995
Reliance Steel & Aluminum	38,520		2,774,596
Steel Dynamics	54,745		1,368,077
Worthington Industries	39,745		1,908,952
			13,839,176

Common Stocks - 99.5% (continued)	Shares		Value ($)
Media - .9%
New York Times, Cl. A	122,725		1,466,564
Pharmaceuticals, Biotechnology & Life Sciences - 4.9%
Agilent Technologies	19,150		901,773
Charles River Laboratories International	30,820	[b]	2,568,539
Mettler-Toledo International	6,300	[b]	2,644,929
United Therapeutics	19,475	[a,b]	2,299,608
			8,414,849
Real Estate - 9.5%
General Growth Properties	71,665	[c]	1,977,954
Hospitality Properties Trust	67,535	[c]	2,007,140
Kilroy Realty	20,355	[c]	1,411,619
Lamar Advertising, Cl. A	45,095	[c]	2,945,154
Tanger Factory Outlet Centers	65,700	[c]	2,559,672
Taubman Centers	36,685	[c]	2,729,731
Weingarten Realty Investors	71,570	[c]	2,789,799
			16,421,069
Retailing - 3.3%
American Eagle Outfitters	152,680	[a]	2,726,865
Big Lots	52,040	[a]	2,484,910
Foot Locker	8,680	[a]	587,810
			5,799,585
Semiconductors & Semiconductor Equipment - .4%
Integrated Device Technology	29,345	[b]	677,870
Software & Services - 10.6%
Acxiom	31,250	[b]	832,813
ANSYS	6,415	[b]	594,093
Citrix Systems	28,525	[b]	2,430,900
Convergys	61,765		1,878,891
CoreLogic	48,530	[b]	1,903,347
Leidos Holdings	53,600		2,319,808
Manhattan Associates	32,550	[b]	1,875,531
Mentor Graphics	117,550		3,108,022
NeuStar, Cl. A	50,360	[a,b]	1,339,072
Nuance Communications	128,805	[b]	1,867,672
VeriSign	3,380	[a,b]	264,451
			18,414,600
Technology Hardware & Equipment - 4.8%
Arrow Electronics	17,265	[b]	1,104,442
Belden	24,080		1,661,279
Ingram Micro, Cl. A	37,085		1,322,451

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.5% (continued)	Shares		Value ($)
Technology Hardware & Equipment - 4.8% (continued)
InterDigital	16,720		1,324,224
NCR	88,035	[b]	2,833,847
			8,246,243
Telecommunication Services - .5%
CenturyLink	34,505	[a]	946,472
Transportation - 2.2%
Alaska Air Group	37,160	[a]	2,447,358
JetBlue Airways	80,410	[b]	1,386,268
			3,833,626
Utilities - 6.7%
FirstEnergy	58,775		1,944,277
Great Plains Energy	86,330		2,355,946
MDU Resources Group	105,900		2,694,096
NiSource	62,680		1,511,215
Westar Energy	52,390		2,973,132
WGL Holdings	2,790		174,933
			11,653,599
Total Common Stocks (cost $156,941,023)			172,433,165
Other Investment - .6%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $1,118,796)	1,118,796	[d]	1,118,796
Investment of Cash Collateral for Securities Loaned - 9.9%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund, Institutional Shares
(cost $17,110,623)	17,110,623	[d]	17,110,623
Total Investments (cost $175,170,442)	110.0%		190,662,584
Liabilities, Less Cash and Receivables	(10.0%)		(17,319,220)
Net Assets	100.0%		173,343,364

[a] Security, or portion thereof, on loan. At September 30, 2016, the value of the fund’s securities on loan was $27,393,942 and the value of the collateral held by the fund was $27,880,854, consisting of cash collateral of $17,110,623 and U.S. Government &
Agency securities valued at $10,770,231.
[b] Non-income producing security.
[c] Investment in real estate investment trust.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Capital Goods	12.2
Software & Services	10.6
Money Market Investments	10.5
Real Estate	9.5
Materials	8.0
Utilities	6.7
Insurance	6.2
Health Care Equipment & Services	5.7
Consumer Durables & Apparel	5.5
Pharmaceuticals, Biotechnology & Life Sciences	4.9
Technology Hardware & Equipment	4.8
Banks	4.7
Food, Beverage & Tobacco	3.3
Retailing	3.3
Energy	3.2
Diversified Financials	3.1
Consumer Services	2.5
Transportation	2.2
Food & Staples Retailing	1.3
Media	.9
Telecommunication Services	.5
Semiconductors & Semiconductor Equipment	.4
110.0
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, MidCap Stock Portfolio
September 30, 2016 (Unaudited)

The following is a summary of the inputs used as of September 30, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	172,433,165	-	-	172,433,165
Mutual Funds	18,229,419	-	-	18,229,419

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2016, accumulated net unrealized appreciation on investments was $15,492,142, consisting of $22,436,500 gross unrealized appreciation and $6,944,358 gross unrealized depreciation.

At September 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio
September 30, 2016 (Unaudited)

Common Stocks - 98.2%	Shares		Value ($)
Automobiles & Components - 1.7%
American Axle & Manufacturing Holdings	59,995	[a]	1,033,114
Cooper-Standard Holding	13,454	[a]	1,329,255
Dorman Products	20,333	[a]	1,299,279
Drew Industries	18,145		1,778,573
Fox Factory Holding	10,711	[a]	246,032
Gentherm	24,627	[a]	773,780
Motorcar Parts of America	9,250	[a]	266,215
Standard Motor Products	11,203		535,055
Superior Industries International	15,892		463,411
Winnebago Industries	18,060	[b]	425,674
			8,150,388
Banks - 10.6%
Ameris Bancorp	28,445		994,153
Astoria Financial	56,164		819,994
Banc of California	41,355		722,058
Bank Mutual	29,561		227,028
Banner	16,819		735,663
BofI Holding	37,777	[a,b]	846,205
Boston Private Financial Holdings	61,126		784,247
Brookline Bancorp	59,282		722,648
Cardinal Financial	18,948		494,353
Central Pacific Financial	27,298		687,637
City Holding	11,305		568,528
Columbia Banking System	44,913		1,469,553
Community Bank System	28,636		1,377,678
Customers Bancorp	22,930	[a]	576,919
CVB Financial	78,237		1,377,754
Dime Community Bancshares	29,602		496,130
First BanCorp	67,211	[a]	349,497
First Commonwealth Financial	49,993		504,429
First Financial Bancorp	49,734		1,086,191
First Financial Bankshares	42,849	[b]	1,561,418
First Midwest Bancorp	55,406		1,072,660
First NBC Bank Holding	10,807	[a]	102,018
Glacier Bancorp	57,914		1,651,707

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.2% (continued)	Shares		Value ($)
Banks - 10.6% (continued)
Great Western Bancorp	39,754		1,324,603
Hanmi Financial	28,113		740,496
Home BancShares	87,714		1,825,328
Hope Bancorp	87,332		1,516,957
Independent Bank	21,052		1,138,703
LegacyTexas Financial Group	26,869		849,866
LendingTree	4,224	[a,b]	409,348
NBT Bancorp	32,730		1,075,835
Northfield Bancorp	40,375		650,037
Northwest Bancshares	63,571		998,700
OFG Bancorp	27,406		277,075
Old National Bancorp	92,485		1,300,339
Opus Bank	10,237		362,083
Oritani Financial	35,711		561,377
Pinnacle Financial Partners	29,108		1,574,161
Provident Financial Services	37,489		795,891
S&T Bancorp	20,236		586,642
ServisFirst Bancshares	15,717	[b]	815,869
Simmons First National, Cl. A	17,628		879,637
Southside Bancshares	21,428		689,553
Sterling Bancorp	93,131		1,629,792
Texas Capital Bancshares	31,230	[a]	1,715,152
Tompkins Financial	9,634		736,134
TrustCo Bank	58,886		417,502
UMB Financial	32,866		1,953,884
United Bankshares	47,734	[b]	1,798,140
United Community Banks	44,237		929,862
Walker & Dunlop	16,013	[a]	404,488
Westamerica Bancorporation	18,802		956,646
Wintrust Financial	34,030		1,891,047
			50,033,615
Capital Goods - 9.7%
AAON	32,826		946,045
AAR	20,991		657,438
Actuant, Cl. A	40,824	[b]	948,750
Aegion	22,030	[a]	420,112
Aerojet Rocketdyne Holdings	50,905	[a]	894,910
Aerovironment	9,699	[a]	236,753
Alamo Group	7,963		524,682
Albany International, Cl. A	18,642		790,048

Common Stocks - 98.2% (continued)	Shares		Value ($)
Capital Goods - 9.7% (continued)
American Woodmark	10,588	[a]	853,075
Apogee Enterprises	18,517		827,525
Applied Industrial Technologies	27,414		1,281,330
Astec Industries	15,558		931,457
AZZ	18,199		1,187,849
Barnes Group	37,011		1,500,796
Briggs & Stratton	26,629		496,631
Chart Industries	25,628	[a]	841,367
CIRCOR International	10,478		624,070
Comfort Systems USA	29,354		860,366
Cubic	15,512		726,117
DXP Enterprises	7,098	[a]	200,093
Encore Wire	13,980		514,045
Engility Holdings	12,341	[a]	388,741
EnPro Industries	13,274	[b]	754,229
ESCO Technologies	15,814		734,086
Federal Signal	49,967		662,562
Franklin Electric	24,858		1,011,969
General Cable	37,624		563,608
Gibraltar Industries	24,698	[a]	917,531
Greenbrier Companies	22,099	[b]	780,095
Griffon	22,456		381,977
Harsco	50,398		500,452
Hillenbrand	48,336		1,529,351
John Bean Technologies	18,601		1,312,301
Kaman	16,406		720,552
Lindsay	5,993	[b]	443,362
Lydall	14,798	[a]	756,622
Mercury Systems	23,140	[a]	568,550
Moog, Cl. A	25,098	[a]	1,494,335
Mueller Industries	41,107		1,332,689
MYR Group	15,977	[a]	480,908
National Presto Industries	2,856		250,728
Patrick Industries	8,297	[a]	513,750
PGT	29,745	[a]	317,379
Powell Industries	6,957		278,628
Proto Labs	16,969	[a,b]	1,016,613
Quanex Building Products	31,665		546,538
Raven Industries	22,464		517,346
Simpson Manufacturing	29,671		1,304,040

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.2% (continued)	Shares		Value ($)
Capital Goods - 9.7% (continued)
SPX	35,216	[a]	709,250
SPX FLOW	28,667		886,384
Standex International	10,258		952,660
TASER International	35,312	[a,b]	1,010,276
Tennant	10,556		684,029
Titan International	26,746		270,670
Trex	22,832	[a]	1,340,695
Universal Forest Products	15,623		1,538,709
Veritiv	3,815	[a]	191,399
Vicor	1,144	[a]	13,270
Wabash National	53,535	[a]	762,338
Watts Water Technologies, Cl. A	17,770		1,152,207
			45,854,288
Commercial & Professional Services - 5.5%
ABM Industries	37,460		1,487,162
Brady, Cl. A	36,392		1,259,527
Brink's	35,077		1,300,655
CDI	8,644		49,011
Essendant	20,566		422,014
Exponent	16,282		831,359
G&K Services, Cl. A	15,157		1,447,342
Healthcare Services Group	47,657	[b]	1,886,264
Heidrick & Struggles International	15,707		291,365
Insperity	14,930		1,084,515
Interface	54,050		902,094
Kelly Services, Cl. A	26,769		514,500
Korn/Ferry International	35,635		748,335
Matthews International, Cl. A	20,526		1,247,160
Mobile Mini	27,236		822,527
Multi-Color	8,544		563,904
Navigant Consulting	32,752	[a]	662,245
On Assignment	36,879	[a]	1,338,339
R.R. Donnelley & Sons	148,662		2,336,967
Resources Connection	32,228		481,486
Team	19,980	[a]	653,546
Tetra Tech	36,675		1,300,862
TrueBlue	30,547	[a]	692,195
UniFirst	11,086		1,461,800
US Ecology	12,841		575,790
Viad	13,869		511,350

Common Stocks - 98.2% (continued)	Shares		Value ($)
Commercial & Professional Services - 5.5% (continued)
WageWorks	24,081	[a]	1,466,774
			26,339,088
Consumer Durables & Apparel - 3.4%
Arctic Cat	2,882	[b]	44,642
Callaway Golf	77,614		901,099
Cavco Industries	6,235	[a]	617,577
Crocs	56,695	[a]	470,568
Ethan Allen Interiors	20,848		651,917
G-III Apparel Group	28,603	[a]	833,777
Iconix Brand Group	41,516	[a]	337,110
Installed Building Products	10,551	[a,b]	378,464
iRobot	19,885	[a,b]	874,542
La-Z-Boy	39,585		972,208
LGI Homes	8,782	[a,b]	323,529
M.D.C. Holdings	24,968		644,174
M/I Homes	17,469	[a,b]	411,744
Meritage Homes	30,469	[a]	1,057,274
Movado Group	12,012		258,018
Nautilus	18,185	[a]	413,163
Oxford Industries	9,997		676,797
Perry Ellis International	14,574	[a]	280,987
Steven Madden	37,237	[a]	1,286,911
Sturm Ruger & Co.	14,214	[b]	821,001
TopBuild	30,041	[a]	997,361
Unifi	6,466	[a]	190,294
Universal Electronics	8,629	[a]	642,515
Vera Bradley	21,892	[a]	331,664
WCI Communities	9,694	[a]	229,942
Wolverine World Wide	69,626		1,603,487
			16,250,765
Consumer Services - 3.0%
American Public Education	10,067	[a]	199,427
Belmond, Cl. A	51,185	[a]	650,561
Biglari Holdings	752	[a]	327,887
BJ's Restaurants	17,256	[a]	613,451
Bob Evans Farms	13,732		525,936
Boyd Gaming	61,917	[a]	1,224,718
Capella Education	5,943		344,932
Career Education	51,594	[a]	350,323
Chuy's Holdings	11,510	[a]	321,589

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.2% (continued)	Shares		Value ($)
Consumer Services - 3.0% (continued)
DineEquity	13,417		1,062,492
El Pollo Loco Holdings	15,034	[a]	189,278
Fiesta Restaurant Group	18,536	[a]	444,864
Interval Leisure Group	67,076		1,151,695
Marcus	10,120		253,405
Marriott Vacations Worldwide	15,231		1,116,737
Monarch Casino & Resort	6,498	[a]	163,555
Papa John's International	17,986		1,418,196
Popeyes Louisiana Kitchen	17,254	[a]	916,878
Red Robin Gourmet Burgers	7,342	[a]	329,949
Regis	16,914	[a]	212,271
Ruby Tuesday	27,633	[a]	69,083
Ruth's Hospitality Group	28,065		396,278
Scientific Games, Cl. A	41,872	[a]	471,897
Sonic	34,830		911,849
Strayer Education	7,765	[a]	362,470
			14,029,721
Diversified Financials - 2.4%
Calamos Asset Management, Cl. A	1,107		7,550
Capstead Mortgage	67,854	[c]	639,863
Encore Capital Group	15,456	[a,b]	347,451
Enova International	15,929	[a]	154,193
Evercore Partners, Cl. A	29,577		1,523,511
EZCORP, Cl. A	23,359	[a]	258,351
Financial Engines	37,553	[b]	1,115,700
FirstCash	34,057		1,603,404
Green Dot, Cl. A	29,452	[a]	679,163
Greenhill & Co.	21,232		500,438
Interactive Brokers Group, Cl. A	45,039	[b]	1,588,526
INTL. FCStone	9,952	[a]	386,635
Investment Technology Group	17,301		296,539
Piper Jaffrays	12,333	[a]	595,684
PRA Group	32,909	[a,b]	1,136,677
Virtus Investment Partners	2,597	[b]	254,142
World Acceptance	6,316	[a]	309,737
			11,397,564
Energy - 3.2%
Archrock	49,445		646,741
Atwood Oceanics	51,825	[b]	450,359
Basic Energy Services	21,706	[a,b]	18,003

Common Stocks - 98.2% (continued)	Shares		Value ($)
Energy - 3.2% (continued)
Bill Barrett	54,650	[a]	303,854
Bonanza Creek Energy	86,885	[a,b]	88,623
Bristow Group	24,254	[b]	340,041
CARBO Ceramics	14,459		158,181
Carrizo Oil & Gas	40,878	[a]	1,660,464
Cloud Peak Energy	43,634	[a]	237,369
Contango Oil & Gas	25,529	[a]	260,906
Era Group	10,874	[a]	87,536
Exterran	18,210		285,533
Geospace Technologies	11,124	[a]	216,696
Green Plains	22,337		585,229
Gulf Island Fabrication	9,026		83,039
GulfMark Offshore, Cl. A	33,051	[a]	55,526
Helix Energy Solutions Group	74,709	[a]	607,384
Hornbeck Offshore Services	25,455	[a,b]	140,003
Matrix Service	24,747	[a]	464,254
Newpark Resources	53,270	[a]	392,067
Northern Oil and Gas	65,150	[a,b]	174,602
PDC Energy	37,798	[a]	2,534,734
Pioneer Energy Services	47,430	[a]	191,617
REX American Resources	3,697	[a]	313,358
SEACOR Holdings	9,136	[a,b]	543,501
Synergy Resources	132,270	[a,b]	916,631
Tesco	34,444		281,063
TETRA Technologies	65,513	[a]	400,284
Tidewater	50,566	[b]	142,596
Unit	38,853	[a]	722,666
US Silica Holdings	43,440	[b]	2,022,566
			15,325,426
Food & Staples Retailing - .5%
Andersons	15,351		555,399
SpartanNash	26,201		757,733
SUPERVALU	186,354	[a]	929,906
			2,243,038
Food, Beverage & Tobacco - 1.9%
B&G Foods	47,376	[b]	2,329,952
Calavo Growers	11,319		740,602
Cal-Maine Foods	17,728	[b]	683,237
Darling Ingredients	118,249	[a]	1,597,544
J&J Snack Foods	9,755		1,162,016

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.2% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 1.9% (continued)
Sanderson Farms	14,528	[b]	1,399,482
Seneca Foods, Cl. A	3,166	[a]	89,408
Universal	18,204	[b]	1,059,837
			9,062,078
Health Care Equipment & Services - 8.5%
Abaxis	16,834		868,971
Aceto	21,592		410,032
Adeptus Health, Cl. A	9,536	[a,b]	410,525
Air Methods	22,886	[a,b]	720,680
Almost Family	4,966	[a]	182,600
Amedisys	19,779	[a]	938,316
AMN Healthcare Services	34,385	[a]	1,095,850
Analogic	9,725	[b]	861,635
AngioDynamics	28,054	[a]	492,067
Anika Therapeutics	9,616	[a]	460,126
BioTelemetry	23,314	[a]	432,941
Cantel Medical	25,326		1,974,921
Chemed	12,317		1,737,559
Computer Programs & Systems	3,372	[b]	87,874
CONMED	14,139		566,408
CorVel	7,586	[a]	291,302
Cross Country Healthcare	22,752	[a]	268,019
CryoLife	11,604		203,882
Cynosure, Cl. A	19,073	[a]	971,579
Diplomat Pharmacy	31,633	[a,b]	886,040
Ensign Group	29,538		594,600
Haemonetics	37,879	[a]	1,371,599
HealthEquity	30,149	[a,b]	1,141,140
HealthStream	14,103	[a]	389,243
Healthways	26,280	[a]	695,369
HMS Holdings	64,682	[a]	1,434,000
ICU Medical	9,675	[a]	1,222,726
Inogen	12,630	[a,b]	756,537
Integer Holdings	15,658	[a]	339,622
Integra LifeSciences Holdings	22,474	[a]	1,855,229
Invacare	16,612		185,556
Kindred Healthcare	60,534		618,657
Landauer	7,625		339,160
LHC Group	6,943	[a]	256,058
Magellan Health	16,174	[a]	869,029

Common Stocks - 98.2% (continued)	Shares		Value ($)
Health Care Equipment & Services - 8.5% (continued)
Masimo	33,258	[a]	1,978,518
Medidata Solutions	39,667	[a]	2,211,832
Meridian Bioscience	28,214		544,248
Merit Medical Systems	28,182	[a]	684,541
Natus Medical	25,927	[a]	1,018,672
Neogen	24,503	[a]	1,370,698
Omnicell	23,279	[a]	891,586
PharMerica	19,622	[a]	550,790
Providence Service	7,760	[a]	377,369
Quality Systems	31,016		351,101
Quorum Health	18,852	[a]	118,202
Select Medical Holdings	76,217	[a]	1,028,929
Surgical Care Affiliates	19,656	[a]	958,427
SurModics	11,952	[a]	359,636
U.S. Physical Therapy	8,450		529,815
Vascular Solutions	10,116	[a]	487,895
Zeltiq Aesthetics	22,121	[a,b]	867,586
			40,259,697
Household & Personal Products - .6%
Central Garden & Pet	12,204	[a]	317,304
Central Garden & Pet, Cl. A	18,589	[a]	461,007
Inter Parfums	12,560		405,311
Medifast	11,507		434,850
WD-40	10,774		1,211,321
			2,829,793
Insurance - 3.0%
American Equity Investment Life Holding	58,763		1,041,868
AMERISAFE	15,524		912,501
eHealth	11,429	[a]	128,119
Employers Holdings	24,714		737,219
HCI Group	5,626		170,805
Horace Mann Educators	24,892		912,292
Infinity Property & Casualty	6,338		523,709
Maiden Holdings	54,581	[b]	692,633
Navigators Group	6,461		626,200
ProAssurance	37,484		1,967,160
RLI	26,018		1,778,590
Safety Insurance Group	11,955		803,615
Selective Insurance Group	42,073		1,677,030
Stewart Information Services	13,860		616,077

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.2% (continued)	Shares		Value ($)
Insurance - 3.0% (continued)
United Fire Group	12,336		522,060
United Insurance Holdings	18,406		312,534
Universal Insurance Holdings	27,730		698,796
			14,121,208
Materials - 5.7%
A. Schulman	16,710		486,595
AK Steel Holding	172,368	[a,b]	832,537
American Vanguard	24,989		401,323
Balchem	20,539		1,592,389
Boise Cascade	24,106	[a]	612,292
Calgon Carbon	37,249		565,067
Century Aluminum	25,331	[a]	176,050
Chemours	128,862		2,061,792
Clearwater Paper	13,534	[a]	875,244
Deltic Timber	5,845		395,882
Flotek Industries	27,908	[a,b]	405,782
FutureFuel	22,262		251,115
Glatfelter	29,608		641,901
H.B. Fuller	37,949		1,763,490
Hawkins	4,260		184,586
Haynes International	5,991		222,326
Headwaters	58,111	[a]	983,238
Ingevity	27,919	[b]	1,287,066
Innophos Holdings	14,352		560,159
Innospec	17,320		1,053,229
Intrepid Potash	31,384	[a]	35,464
Kaiser Aluminum	14,238		1,231,445
KapStone Paper and Packaging	59,418		1,124,189
Koppers Holdings	14,649	[a]	471,405
Kraton	18,284	[a,b]	640,671
LSB Industries	9,842	[a,b]	84,444
Materion	15,893		488,074
Myers Industries	16,620		215,894
Neenah Paper	12,279		970,164
Olympic Steel	9,943		219,740
Quaker Chemical	9,347		990,128
Rayonier Advanced Materials	37,686	[b]	503,862
Schweitzer-Mauduit International	23,822		918,576
Stepan	14,241		1,034,751
Stillwater Mining	83,167	[a]	1,111,111

Common Stocks - 98.2% (continued)	Shares		Value ($)
Materials - 5.7% (continued)
SunCoke Energy	46,193		370,468
TimkenSteel	31,589	[a]	330,105
Tredegar	24,178		449,469
US Concrete	8,007	[a,b]	368,842
			26,910,865
Media - .6%
E.W. Scripps, Cl. A	45,059	[a,b]	716,438
Gannett Company	93,013		1,082,671
Harte-Hanks	25,401		41,150
Scholastic	15,850		623,856
World Wrestling Entertainment, Cl. A	20,474		436,096
			2,900,211
Pharmaceuticals, Biotechnology & Life Sciences - 3.6%
Acorda Therapeutics	32,543	[a,b]	679,498
Albany Molecular Research	16,669	[a,b]	275,205
AMAG Pharmaceuticals	25,177	[a,b]	617,088
Amphastar Pharmaceuticals	27,026	[a]	512,683
ANI Pharmaceuticals	5,170	[a]	343,029
Cambrex	24,081	[a]	1,070,641
DepoMed	46,456	[a,b]	1,160,006
Eagle Pharmaceuticals	4,518	[a,b]	316,260
Emergent BioSolutions	27,362	[a]	862,724
Enanta Pharmaceuticals	10,507	[a]	279,591
Impax Laboratories	57,723	[a]	1,368,035
Lannett	20,486	[a,b]	544,313
Ligand Pharmaceuticals	13,357	[a,b]	1,363,215
Luminex	32,306	[a]	733,992
Medicines	47,196	[a,b]	1,781,177
MiMedx Group	67,874	[a,b]	582,359
Momenta Pharmaceuticals	42,898	[a]	501,478
Nektar Therapeutics	92,396	[a,b]	1,587,363
Phibro Animal Health, Cl. A	10,979		298,409
Repligen	22,310	[a]	673,539
SciClone Pharmaceuticals	47,312	[a]	484,948
Spectrum Pharmaceuticals	50,435	[a]	235,531
Supernus Pharmaceuticals	35,893	[a]	887,634
			17,158,718
Real Estate - 6.9%
Acadia Realty Trust	56,576	[c]	2,050,314
Agree Realty	14,176	[c]	700,861

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.2% (continued)	Shares		Value ($)
Real Estate - 6.9% (continued)
American Assets Trust	29,405	[c]	1,275,589
CareTrust	44,216	[c]	653,512
Cedar Realty Trust	39,978	[c]	287,842
Chesapeake Lodging Trust	47,504	[c]	1,087,842
CoreSite Realty	25,724	[c]	1,904,605
Cousins Properties	159,721	[c]	1,667,487
DiamondRock Hospitality	149,386	[c]	1,359,413
EastGroup Properties	24,081	[c]	1,771,398
Forestar Group	16,830 [a,b,c]		197,079
Four Corners Property Trust	44,859	[c]	956,842
Franklin Street Properties	65,346	[c]	823,360
GEO Group	48,124	[b,c]	1,144,389
Getty Realty	20,237	[c]	484,271
Government Properties Income Trust	44,896	[b,c]	1,015,548
HFF, Cl. A	29,521		817,436
Kite Realty Group Trust	54,328	[c]	1,505,972
Lexington Realty Trust	159,009	[c]	1,637,793
LTC Properties	25,714	[c]	1,336,871
Parkway Properties	61,195	[c]	1,040,927
Pennsylvania Real Estate Investment Trust	49,534	[c]	1,140,768
PS Business Parks	14,898	[c]	1,691,966
RE/MAX Holdings, Cl. A	12,851		562,617
Retail Opportunity Investments	70,880	[c]	1,556,525
Sabra Health Care	50,818	[c]	1,279,597
Saul Centers	6,721	[c]	447,619
Summit Hotel Properties	70,947	[c]	933,663
Universal Health Realty Income Trust	10,840	[c]	683,137
Urstadt Biddle Properties, Cl. A	23,553	[c]	523,348
			32,538,591
Retailing - 4.5%
Asbury Automotive Group	16,449	[a]	915,716
Barnes & Noble	46,519		525,665
Barnes and Noble Education	33,819	[a]	323,648
Big 5 Sporting Goods	14,814		201,767
Blue Nile	5,303		182,529
Buckle	23,265	[b]	559,058
Caleres	31,890		806,498
Cato, Cl. A	19,471		640,401
Core-Mark Holding	28,897		1,034,513
Express	61,060	[a]	719,897

Common Stocks - 98.2% (continued)	Shares		Value ($)
Retailing - 4.5% (continued)
Finish Line, Cl. A	31,096		717,696
Five Below	38,387	[a,b]	1,546,612
Francesca's Holdings	34,335	[a]	529,789
Fred's, Cl. A	12,833	[b]	116,267
FTD Companies	17,661	[a]	363,287
Genesco	16,988	[a]	925,166
Group 1 Automotive	16,151		1,031,726
Haverty Furnitures	12,207		244,628
Hibbett Sports	12,525	[a,b]	499,747
Kirkland's	7,728	[a]	94,127
Lithia Motors, Cl. A	17,129		1,636,162
Lumber Liquidators Holdings	13,722	[a,b]	269,912
MarineMax	20,667	[a]	432,974
Monro Muffler Brake	21,448		1,311,974
NutriSystem	19,433		576,966
PetMed Express	8,780		178,058
Rent-A-Center	48,434		612,206
Select Comfort	31,109	[a]	671,954
Shoe Carnival	13,858	[b]	369,454
Sonic Automotive, Cl. A	18,949		356,241
Stage Stores	4,085		22,917
Stein Mart	8,459		53,715
Tailored Brands	34,814	[b]	546,580
The Children's Place	14,257		1,138,707
Tile Shop Holdings	23,294	[a]	385,516
Tuesday Morning	11,062	[a]	66,151
Vitamin Shoppe	17,196	[a]	461,713
VOXX International	18,561	[a]	55,497
Zumiez	8,636	[a,b]	155,448
			21,280,882
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Energy Industries	30,872	[a]	1,460,863
Brooks Automation	39,625		539,296
Cabot Microelectronics	14,445		764,285
CEVA	15,441	[a]	541,516
Cohu	23,974		281,455
Diodes	21,609	[a]	461,136
DSP Group	26,285	[a]	315,683
Exar	38,449	[a]	357,960
Kopin	30,842	[a]	67,236

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.2% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 3.0% (continued)
Kulicke & Soffa Industries	59,968	[a]	775,386
MKS Instruments	35,086		1,744,827
Nanometrics	18,542	[a]	414,228
Power Integrations	21,516		1,356,153
Rambus	78,208	[a]	977,600
Rudolph Technologies	29,354	[a]	520,740
Semtech	49,473	[a]	1,371,886
Tessera Technologies	36,561		1,405,405
Ultratech	18,985	[a]	438,174
Veeco Instruments	22,308	[a]	437,906
			14,231,735
Software & Services - 6.6%
8x8	55,559	[a]	857,275
Blackbaud	32,581		2,161,424
Blucora	26,720	[a]	299,264
Bottomline Technologies (de)	28,203	[a]	657,412
CACI International, Cl. A	16,569	[a]	1,671,812
Cardtronics, Cl. A	34,689	[a]	1,547,129
CSG Systems International	25,970		1,073,340
DHI Group	39,509	[a]	311,726
Ebix	15,754	[b]	895,615
Epiq Systems	20,609		339,842
ExlService Holdings	25,390	[a]	1,265,438
Forrester Research	6,829		265,648
Interactive Intelligence Group	11,242	[a,b]	676,094
Liquidity Services	6,943	[a]	78,039
LivePerson	38,041	[a,b]	319,925
LogMeIn	17,190	[a]	1,553,804
ManTech International, Cl. A	20,111		757,984
MicroStrategy, Cl. A	7,375	[a]	1,234,870
Monotype Imaging Holdings	30,207		667,877
Monster Worldwide	49,087	[a]	177,204
NIC	48,935		1,149,972
Perficient	31,543	[a]	635,591
Progress Software	38,365		1,043,528
Qualys	20,998	[a]	801,914
QuinStreet	18,606	[a]	56,190
Shutterstock	12,750	[a]	812,175
SPS Commerce	11,997	[a]	880,700
Stamps.com	11,602	[a,b]	1,096,505

Common Stocks - 98.2% (continued)	Shares		Value ($)
Software & Services - 6.6% (continued)
Sykes Enterprises	31,449	[a]	884,660
Synchronoss Technologies	31,342	[a]	1,290,664
Take-Two Interactive Software	58,516	[a,b]	2,637,901
Tangoe	23,458	[a]	193,528
TeleTech Holdings	7,348		213,019
TiVo	84,640	[a]	1,648,787
VASCO Data Security International	25,792	[a,b]	454,197
Virtusa	16,037	[a]	395,793
XO Group	20,522	[a]	396,690
			31,403,536
Technology Hardware & Equipment - 6.5%
ADTRAN	36,871		705,711
Agilysys	7,915	[a]	88,015
Anixter International	19,042	[a]	1,228,209
Badger Meter	19,558		655,389
Bel Fuse, Cl. B	7,659		184,888
Benchmark Electronics	40,239	[a]	1,003,963
Black Box	14,232		197,825
CalAmp	28,714	[a]	400,560
Coherent	16,142	[a]	1,784,337
Comtech Telecommunications	9,173		117,506
Cray	31,174	[a]	733,836
CTS	20,943		389,540
Daktronics	26,877		256,407
Digi International	24,784	[a]	282,538
DTS	9,257		393,793
Electro Scientific Industries	34,678	[a,b]	195,584
Electronics For Imaging	30,594	[a,b]	1,496,658
ePlus	3,177	[a]	299,941
Fabrinet	23,354	[a]	1,041,355
FARO Technologies	14,552	[a]	523,144
Harmonic	35,310	[a,b]	209,388
II-VI	37,257	[a]	906,463
Insight Enterprises	22,517	[a]	732,928
Itron	24,670	[a]	1,375,599
Ixia	49,348	[a]	616,850
Littelfuse	14,781		1,903,941
Lumentum Holdings	36,205	[a]	1,512,283
Methode Electronics	28,419		993,812
MTS Systems	10,694		492,245

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.2% (continued)	Shares		Value ($)
Technology Hardware & Equipment - 6.5% (continued)
NETGEAR	25,266	[a]	1,528,340
OSI Systems	11,661	[a]	762,396
Park Electrochemical	17,776		308,769
Plexus	23,741	[a]	1,110,604
Rofin-Sinar Technologies	16,651	[a]	535,829
Rogers	14,305	[a]	873,749
Sanmina	51,915	[a]	1,478,020
ScanSource	19,136	[a]	698,464
Super Micro Computer	26,478	[a]	618,791
TTM Technologies	57,568	[a]	659,154
Viavi Solutions	177,528	[a]	1,311,932
			30,608,756
Telecommunication Services - 1.0%
ATN International	6,498		422,630
Cincinnati Bell	165,036	[a]	673,347
Cogent Communications Holdings	32,675		1,202,767
Consolidated Communications Holdings	40,319		1,017,652
General Communication, Cl. A	18,218	[a]	250,497
Inteliquent	27,915		450,548
Iridium Communications	54,425	[a,b]	441,387
Lumos Networks	8,602	[a]	120,428
Spok Holdings	14,757		262,970
			4,842,226
Transportation - 2.5%
Allegiant Travel	9,789		1,292,833
ArcBest	12,001		228,259
Atlas Air Worldwide Holdings	19,905	[a]	852,332
Celadon Group	10,925		95,485
Echo Global Logistics	18,604	[a]	429,008
Forward Air	24,322		1,052,170
Hawaiian Holdings	38,550	[a]	1,873,530
Heartland Express	23,719	[b]	447,815
Hub Group, Cl. A	25,621	[a]	1,044,312
Knight Transportation	43,834	[b]	1,257,597
Marten Transport	15,532		326,172
Matson	28,893		1,152,253
Roadrunner Transportation Systems	37,615	[a]	300,168
Saia	14,107	[a]	422,646
SkyWest	40,430		1,067,756
			11,842,336

Common Stocks - 98.2% (continued)	Shares		Value ($)
Utilities - 3.3%
ALLETE	36,833		2,195,983
American States Water	23,751		951,228
Avista	47,453		1,983,061
California Water Service Group	30,042		964,048
El Paso Electric	31,378		1,467,549
Northwest Natural Gas	17,942		1,078,494
Piedmont Natural Gas	59,084		3,547,403
South Jersey Industries	51,574		1,524,012
Spire	32,024		2,041,210
			15,752,988
Total Common Stocks (cost $371,853,897)			465,367,513
	Principal
Short-Term Investments - .0%	Amount ($)		Value ($)
U.S. Treasury Bills
0.27%, 12/15/16
(cost $184,897)	185,000	[d]	184,937
Other Investment - .3%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $1,468,504)	1,468,504	[e]	1,468,504
Investment of Cash Collateral for Securities Loaned - 7.0%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund, Institutional Shares
(cost $32,894,455)	32,894,455	[e]	32,894,455
Total Investments (cost $406,401,753)	105.5%		499,915,409
Liabilities, Less Cash and Receivables	(5.5%)		(26,189,582)
Net Assets	100.0%		473,725,827

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At September 30, 2016, the value of the fund’s securities on loan was $52,929,285 and the value of the collateral held by the fund was $53,900,479, consisting of cash collateral of $32,894,455 and U.S. Government &
Agency securities valued at $21,006,024.
[c] Investment in real estate investment trust.
[d] Held by or on behalf of a counterparty for open financial futures contracts.
[e] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Banks	10.6
Capital Goods	9.7
Health Care Equipment & Services	8.5
Short-Term/Money Market Investments	7.3
Real Estate	6.9
Software & Services	6.6
Technology Hardware & Equipment	6.5
Materials	5.7
Commercial & Professional Services	5.5
Retailing	4.5
Pharmaceuticals, Biotechnology & Life Sciences	3.6
Consumer Durables & Apparel	3.4
Utilities	3.3
Energy	3.2
Consumer Services	3.0
Insurance	3.0
Semiconductors & Semiconductor Equipment	3.0
Transportation	2.5
Diversified Financials	2.4
Food, Beverage & Tobacco	1.9
Automobiles & Components	1.7
Telecommunication Services	1.0
Household & Personal Products	.6
Media	.6
Food & Staples Retailing	.5
105.5
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio
September 30, 2016 (Unaudited)

The following is a summary of the inputs used as of September 30, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	462,900,211	-	-	462,900,211
Equity Securities—
Foreign Common
Stocks†	2,467,302	-	-	2,467,302
Mutual Funds	34,362,959	-	-	34,362,959
U.S. Treasury	-	184,937	-	184,937
Other Financial
Instruments:
Financial Futures††	49,780	-	-	49,780

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

STATEMENT OF FINANCIAL FUTURES
Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio
September 30, 2016 (Unaudited)

		Market Value
		Covered by		Unrealized
	Contracts	Contracts ($)	Expiration	Appreciation ($)

Financial Futures Long
Russell 2000 Mini	29	3,620,070	December 2016	49,780
Gross Unrealized Appreciation				49,780

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the "Service") approved by the Board Members ("Board"). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash,

NOTES

which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default.

At September 30, 2016, accumulated net unrealized appreciation on investments was $93,513,656, consisting of $110,691,062 gross unrealized appreciation and $17,177,406 gross unrealized depreciation.

At September 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Technology Growth Portfolio
September 30, 2016 (Unaudited)

Common Stocks - 97.3%	Shares		Value ($)
Application Software - 18.8%
Citrix Systems	130,482	[a]	11,119,676
HubSpot	117,542	[a]	6,772,770
salesforce.com	210,718	[a]	15,030,515
Splunk	230,289	[a,b]	13,513,359
Workday, Cl. A	161,409	[a,b]	14,799,591
			61,235,911
Automobile Manufacturers - 2.4%
Tesla Motors	38,810	[a,b]	7,918,404
Communications Equipment - 3.7%
Cisco Systems	377,635		11,978,582
Data Processing & Outsourced Services - 7.7%
Paychex	155,797		9,015,972
Visa, Cl. A	195,887		16,199,855
			25,215,827
Electronic Components - 4.3%
Amphenol, Cl. A	214,907		13,951,763
Health Care Equipment - 3.0%
ABIOMED	26,028	[a]	3,346,680
DexCom	71,690	[a]	6,284,345
			9,631,025
Internet Retail - 8.9%
Amazon.com	20,327	[a]	17,020,000
Priceline Group	8,054	[a]	11,851,381
			28,871,381
Internet Software & Services - 22.2%
Alphabet, Cl. A	13,752	[a]	11,057,433
Alphabet, Cl. C	18,618	[a]	14,471,585
eBay	399,297	[a]	13,136,871
Facebook, Cl. A	128,061	[a]	16,426,385
LogMeIn	73,144		6,611,486
Tencent Holdings	377,900		10,470,921
			72,174,681
IT Consulting & Other Services - 2.6%
Teradata	270,492	[a]	8,385,252

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.3% (continued)	Shares		Value ($)
Semiconductor Equipment - 19.3%
Applied Materials	275,571		8,308,466
Broadcom	79,454		13,707,404
Lam Research	138,899		13,155,124
Microchip Technology	236,424	[b]	14,691,387
Texas Instruments	184,331		12,936,350
			62,798,731
Systems Software - 4.4%
Oracle	367,959		14,453,430
Total Common Stocks (cost $239,713,798)			316,614,987
Other Investment - 5.7%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $18,548,588)	18,548,588	[c]	18,548,588
Investment of Cash Collateral for Securities Loaned - 2.4%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund, Institutional Shares
(cost $7,866,700)	7,866,700	[c]	7,866,700
Total Investments (cost $266,129,086)	105.4%		343,030,275
Liabilities, Less Cash and Receivables	(5.4%)		(17,723,749)
Net Assets	100.0%		325,306,526

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At September 30, 2016, the value of the fund’s securities on loan was $24,563,015 and the value of the collateral held by the fund was $24,677,222, consisting of cash collateral of $7,866,700 and U.S. Government &
Agency securities valued at $16,810,522.
[c] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Internet Software & Services	22.2
Semiconductor Equipment	19.3
Application Software	18.8
Internet Retail	8.9
Money Market Investments	8.1
Data Processing & Outsourced Services	7.7
Systems Software	4.4
Electronic Components	4.3
Communications Equipment	3.7
Health Care Equipment	3.0
IT Consulting & Other Services	2.6
Automobile Manufacturers	2.4
105.4
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Technology Growth Portfolio
September 30, 2016 (Unaudited)

The following is a summary of the inputs used as of September 30, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant		Level 3 -Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	292,436,662	-		-	292,436,662
Equity Securities—
Foreign Common
Stocks†	13,707,404	10,470,921	††	-	24,178,325
Mutual Funds	26,415,288	-		-	26,415,288

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note below for additional information.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2016, accumulated net unrealized appreciation on investments was $76,901,189, consisting of $79,437,208 gross unrealized appreciation and $2,536,019 gross unrealized depreciation.

At September 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Portfolios

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 16, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)